Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

Note 15.  Property, Plant and Equipment

(a)

							Prepayments
							for purchase
				Research	Office		of equipment
		Building		and	furniture		and
		and		development	and		construction
	Land	improvements	Machinery	equipment	equipment	Others	in progress	Total

	(in thousands)
Cost
Balance at January 1, 2022	$41,828	75,383	77,441	49,227	13,127	46,442	447	303,895
Additions	—	1,129	2,730	1,946	1,301	4,030	2,210	13,346
Transfers	—	—	335	112	—	—	(447)	—
Disposals	—	(37)	(2)	(1,861)	(152)	(2,163)	—	(4,215)
Disposal of subsidiary	—	—	—	—	(103)	(225)	—	(328)
Effect of exchange rate changes	—	—	—	—	(168)	(371)	—	(539)
Balance at December 31, 2022	41,828	76,475	80,504	49,424	14,005	47,713	2,210	312,159
Additions	—	1,239	14,977	2,415	1,010	5,911	2,621	28,173
Consolidation through obtaining control of subsidiary	—	—	—	—	6	—	—	6
Transfers	—	67	334	2	—	—	(403)	—
Reclassification to assets held for sale	(4,175)	—	—	—	-	—	—	(4,175)
Disposals	—	—	(1,084)	(1,608)	(1)	(2,770)	—	(5,463)
Effect of exchange rate changes	—	1	1	—	(29)	(82)	—	(109)
Balance at December 31, 2023	$37,653	77,782	94,732	50,233	14,991	50,772	4,428	330,591

Accumulated Depreciation
Balance at January 1, 2022	$—	28,800	63,395	40,941	10,859	26,664	—	170,659
Depreciation for the year	—	4,212	4,964	3,125	1,132	6,531	—	19,964
Disposals	—	(37)	(2)	(1,861)	(152)	(1,969)	—	(4,021)
Disposal of subsidiary	—	—	—	—	(57)	(92)	—	(149)
Effect of exchange rate changes	—	—	—	—	(141)	(291)	—	(432)
Balance at December 31, 2022	—	32,975	68,357	42,205	11,641	30,843	—	186,021
Depreciation for the year	—	4,325	4,985	3,241	1,054	6,323	—	19,928
Disposals	—	—	(1,081)	(1,596)	(1)	(2,711)	—	(5,389)
Effect of exchange rate changes	—	—	—	—	(25)	(53)	—	(78)
Balance at December 31, 2023	$—	37,300	72,261	43,850	12,669	34,402	—	200,482

Carrying amounts
At December 31, 2022	$41,828	43,500	12,147	7,219	2,364	16,870	2,210	126,138
At December 31, 2023	$37,653	40,482	22,471	6,383	2,322	16,370	4,428	130,109

Others in property, plant and equipment includes mold equipment, leasehold improvements, right-of-use assets and other equipment.

As of December 31, 2023, a piece of land $4,175 thousand was presented as assets held for sale following the commitment of the Company’s management to sell the land before the end of 2024. The land held for sale has been included in “Other current assets” in the consolidated statements of financial position.

The Company incurred non-cash capital expenditures of $3,608 thousand, $2,551 thousand and $3,086 thousand in the years ended December 31, 2021, 2022 and 2023.

The above items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings	25 years
Building improvements	4-16 years
Machinery	4-10 years
Research and development equipment	2-6 years
Office furniture and equipment	3-8 years
Others	2-15 years

For the years ended December 31, 2021, 2022 and 2023, the Company did not recognize any impairment loss on property, plant and equipment.

Information on property, plant and equipment that were pledged to bank as collateral is provided in Note 27.

(b)   Lease Arrangements

(i)    Right-of-use assets

Addition to right-of-use assets during 2022 and 2023 were $2,395 thousand and $4,398 thousand, respectively. The carrying amounts of right-of-use assets for offices and buildings lease included in Others in property, plant and equipment was $13,863 thousand and $13,559 thousand as of December 31, 2022 and 2023, respectively. Depreciation expense of right-of-use assets amounted to $4,554 thousand, $4,810 thousand and $4,609 thousand in 2021, 2022 and 2023, respectively.

(ii)    Lease liabilities

	December 31,	December 31,
	2022	2023

	(in thousands)
Current portion (classified under other current liabilities)	$4,218	4,636
Non-current portion (classified under other non-current liabilities)	7,457	6,744
	$11,675	11,380

(iii)    Additional lease information

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Expenses relating to short-term leases	$162	364	73
Expenses relating to low-value asset leases	$342	113	368
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$1,874	2,920	2,195

The reconciliation of lease liabilities to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2022	2023

	(in thousands)
Balance at beginning of year	$15,860	11,675
Change from financing activities:
Payment of lease liabilities	(4,294)	(4,830)
Total change from financing activities	(4,294)	(4,830)
Other changes:
New lease	2,395	4,267
Interest expense	222	167
Interest paid	(222)	(167)
Lease modifications	(194)	(75)
Disposal of subsidiary	(138)	—
Effect of exchange rate changes	(1,954)	343
Total liability-related other changes	109	4,535
Balance at end of year	$11,675	11,380